DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS	6 Months Ended
Feb. 28, 2019
Derivative Liability And Fair Value Measurements [Abstract]
DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

NOTE 7 – DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

The Company recognized a derivative liability related to the purchase price protection clause associated with equity offerings for Series D offering (Note 5). Additional units would be issued to the unit holder if the Company should issue common stock or the equivalent at a share price less than $0.75 per share. In accordance with ASC 815-10- Derivatives and Hedging we measured the derivative liability using a Monte Carlo pricing model. Accordingly, at the end of each quarterly reporting date, the derivative fair market value is re-measured and adjusted to current market value.

Changes in the fair value of the warrant liability were as follows:

Fair value – August 31, 2018	$-

Reclass of warrant derivative liability from equity	(918,050)
Change in fair value for the period of warrant derivative liability	333,130
Fair value – February 28, 2019	584,920

The Monte Carlo pricing model was used to estimate the fair value of the derivative liability and reflected the following assumptions:

	February 28, 2019	August 31, 2018
Assumptions for Pricing Model:
Expected term in years	0.25 – 0.33	—
Volatility	146%	—
Risk-free interest rate	2.45% - 2.52%	—
Expected annual dividends	0%	—